Expense Example {- Communication Services Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 - Communication Services Portfolio - Communication Services Portfolio	Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930